Significant Group Concentrations of Credit Risk - Additional Information (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Federal funds sold	$ 1,538,000	$ 292,000	$ 2,290,000
Uninsured deposit	$ 244,300,000	$ 189,700,000	$ 172,900,000